RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY

NOTE 8 – RELATED PARTY

At March 31, 2016 the Company had a legal accrual to a related party of $13,700 and travel and office expense accruals of officers in the amount of $432. At December 31, 2015 the Company had a legal accrual to related party of $1,420 and travel and office expense accruals of officers in the amount of $3,649.

NOTE 9 – RELATED PARTY

At December 31, 2015 the Company had a legal accrual to related party of $1,420 and travel and office expense accruals of officers in the amount of $3,649. At December 31, 2014 the Company had a legal accrual to related party of $8,258 and travel and office expense accruals of officers in the amount of $1,144.